SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Short term investment	$ 7,028,594	$ 7,028,594	$ 7,028,594
Total	$ 7,028,594		$ 7,028,594